Related party transactions and balances - Transaction with the major related parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party | ZMI
Related party transactions and balances
Purchase of power banks and cabinets from ZMI	¥ 0	¥ 0	¥ 18,306